Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35722
Entity Registrant Name	TAOPING INC.
Entity Central Index Key	0001552670
Entity Address, Address Line One	Unit 3102
Entity Address, Address Line Two	31/F
Entity Address, City or Town	Citicorp Centre
Entity Address, Country	HK